Summary of Information about Stock Options Issued under Plan that are Outstanding and Exercisable (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, Number of Options	1,969,608	3,539,726
Options Outstanding, Weighted-Average Exercise Price	$ 12.57	$ 11.75
Options Outstanding, Weighted-Average Remaining Contractual Term (Years)	2 years 4 months 24 days
Options Outstanding, Aggregate Intrinsic Value	$ 46,903
Options Exercisable, Number of Options	1,969,608
Options Exercisable, Weighted-Average Exercise Price	$ 12.57
Options Exercisable, Weighted-Average Remaining Contractual Term (Years)	2 years 4 months 24 days
Options Exercisable, Aggregate Intrinsic Value	46,903
$5.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price, maximum	$ 5.00
Options outstanding, Number of Options	295,363
Options Outstanding, Weighted-Average Exercise Price	$ 5.00
Options Outstanding, Weighted-Average Remaining Contractual Term (Years)	2 years 1 month 24 days
Options Outstanding, Aggregate Intrinsic Value	9,263
Options Exercisable, Number of Options	295,363
Options Exercisable, Weighted-Average Exercise Price	$ 5.00
Options Exercisable, Weighted-Average Remaining Contractual Term (Years)	2 years 1 month 24 days
Options Exercisable, Aggregate Intrinsic Value	9,263
$11.00 - $18.34
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price, minimum	$ 11.00
Range of Exercise Price, maximum	$ 18.34
Options outstanding, Number of Options	1,263,806
Options Outstanding, Weighted-Average Exercise Price	$ 11.03
Options Outstanding, Weighted-Average Remaining Contractual Term (Years)	2 years 8 months 9 days
Options Outstanding, Aggregate Intrinsic Value	32,010
Options Exercisable, Number of Options	1,263,806
Options Exercisable, Weighted-Average Exercise Price	$ 11.03
Options Exercisable, Weighted-Average Remaining Contractual Term (Years)	2 years 8 months 9 days
Options Exercisable, Aggregate Intrinsic Value	32,010
$20.50 - $29.30
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price, minimum	$ 20.50
Range of Exercise Price, maximum	$ 29.30
Options outstanding, Number of Options	394,132
Options Outstanding, Weighted-Average Exercise Price	$ 22.07
Options Outstanding, Weighted-Average Remaining Contractual Term (Years)	1 year 8 months 9 days
Options Outstanding, Aggregate Intrinsic Value	5,630
Options Exercisable, Number of Options	394,132
Options Exercisable, Weighted-Average Exercise Price	$ 22.07
Options Exercisable, Weighted-Average Remaining Contractual Term (Years)	1 year 8 months 9 days
Options Exercisable, Aggregate Intrinsic Value	$ 5,630
$32.54 - $40.2
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price, minimum	$ 32.54
Range of Exercise Price, maximum	$ 40.20
Options outstanding, Number of Options	16,307
Options Outstanding, Weighted-Average Exercise Price	$ 38.80
Options Outstanding, Weighted-Average Remaining Contractual Term (Years)	1 year 9 months 11 days
Options Exercisable, Number of Options	16,307
Options Exercisable, Weighted-Average Exercise Price	$ 38.80
Options Exercisable, Weighted-Average Remaining Contractual Term (Years)	1 year 9 months 11 days